COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of commitments [abstract]
Disclosure of information about liquidity arrangements, guarantees or other commitments with third parties that may affect fair value or risk of interests in structured entities [text block]	Thousands of U.S. dollars 2020 2021 Guarantees Financial, labor -related, tax and rental transactions 119,356 126,184 Contractual obligations 187,962 150,796 Other 85 157 Total 307,403 277,137